Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables
Schedule of trade and other payables

	2021	2020
	£’000	£’000
Trade payables	143,400	155,983
Other payables	22,297	8,526
Accrued expenses	61,990	70,638
Social security and other taxes	32,491	32,268
	260,178	267,415
Less: non-current portion
Trade payables	66,778	50,065
Other payables	739	1,257
Non-current trade and other payables	67,517	51,322
Current trade and other payables	192,661	216,093